COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

May 1, 2019

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

     Columbia Real Estate Equity Fund

Post-Effective Amendment No. 349

File Nos. 002-99356 /811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 349 (Amendment). This Amendment was filed electronically on April 25, 2019.

If you have any questions, please contact either me at (212) 850-1703 or Andrew Kirn at (612) 678-9052.

Sincerely,

/s/ Joseph D’Alessandro Joseph D’Alessandro Assistant Secretary Columbia Funds Series Trust I